Basis of Preparation and Changes to the Group's Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Lilium GmbH
Basis Of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Schweiz GmbH
Basis Of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Aviation UK Ltd.
Basis Of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Aviation Inc.
Basis Of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium eAircraft GmbH
Basis Of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Stichting JSOP
Basis Of Preparation
Proportion of interest in subsidiary	0.00%	0.00%
Lilium Aviation Spain SLU
Basis Of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium Aviation France SAS
Basis Of Preparation
Proportion of interest in subsidiary	100.00%	100.00%
Lilium (Shenzen) Aviation Co., Limited
Basis Of Preparation
Proportion of interest in subsidiary	100.00%